Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2014
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	jhit_SupplementTextBlock

John Hancock Investment Trust

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Balanced Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.60
Other expenses	0.11
Total annual fund operating expenses	0.71
Contractual expense reimbursement[1]	–0.03
Total annual fund operating expenses after expense reimbursements	0.68

[1] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	69
3 years	224
5 years	392
10 years	880

John Hancock Investment Trust

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Enduring Equity Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.20
Other expenses[1]	0.30
Total annual fund operating expenses	1.50
Contractual expense reimbursement[2]	–0.11
Total annual fund operating expenses after expense reimbursements	1.39

[1] "Other expenses" have been estimated for the fund's first year of operations.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	142
3 years	463

John Hancock Investment Trust

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Global Opportunities Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.84
Other expenses	21.60
Total annual fund operating expenses	22.44
Contractual expense reimbursement[1]	–21.49
Total annual fund operating expenses after expense reimbursements	0.95

[1] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	97
3 years	3,988
5 years	6,640
10 years	10,140

John Hancock Investment Trust

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Large Cap Equity Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.63
Other expenses	0.09
Total annual fund operating expenses	0.72
Contractual expense reimbursement[1]	–0.03
Total annual fund operating expenses after expense reimbursements	0.69

[1] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	70
3 years	227
5 years	398
10 years	892

John Hancock Investment Trust

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Seaport Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.50
Other expenses[1]
Dividend and interest expense on short sales	1.41
Interest expense on borrowings	0.05
Remainder of other expenses	0.25
Total other expenses	1.71
Total annual fund operating expenses	3.21
Contractual expense reimbursement[2]	–0.10
Total annual fund operating expenses after expense reimbursements	3.11

[1] "Other expenses" have been estimated for the fund's first year of operations. Actual expenses related to the fund's short sales transactions may vary significantly from the estimated amount shown above depending on the extent to which the subadvisor engages in short sales on the fund's behalf.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	314
3 years	980

John Hancock Investment Trust

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Small Cap Intrinsic Value Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.88
Other expenses	19.47
Total annual fund operating expenses	20.35
Contractual expense reimbursement[2]	–19.39
Total annual fund operating expenses after expense reimbursements	0.96

[1] "Management fee" has been restated to reflect contractual changes effective June 1, 2012.

[2] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	98
3 years	3,707
5 years	6,294
10 years	9,990

| (Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
| (Balanced Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	392
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	880
| (John Hancock Enduring Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
| (John Hancock Enduring Equity Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.20%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
| (Global Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
| (Global Opportunities Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%
Other expenses	rr_OtherExpensesOverAssets	21.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	22.44%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(21.49%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,988
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,140
| (Large Cap Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
| (Large Cap Equity Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.63%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	892
| (John Hancock Seaport Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations. Actual expenses related to the fund's short sales transactions may vary significantly from the estimated amount shown above depending on the extent to which the subadvisor engages in short sales on the fund's behalf.
| (John Hancock Seaport Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.50%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	1.41%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.05%	[2]
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	1.71%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.21%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	3.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
| (Small Cap Intrinsic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
| (Small Cap Intrinsic Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Other expenses	rr_OtherExpensesOverAssets	19.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	20.35%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.39%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,990
[1]	"Management fee" has been restated to reflect contractual changes effective June 1, 2012.
[2]	"Other expenses" have been estimated for the fund's first year of operations. Actual expenses related to the fund's short sales transactions may vary significantly from the estimated amount shown above depending on the extent to which the subadvisor engages in short sales on the fund's behalf.
[3]	"Other expenses" have been estimated for the fund's first year of operations.
[4]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.